UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05549
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REYNOLDS FUNDS, INC.
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(Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, Wisconsin 53202
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(Address of principal executive offices) (Zip code)

     Frederick L. Reynolds
 Reynolds Capital Management
 2580 Kekaa Drive, #115
 Lahaina, HI 96761
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(Name and address of agent for service)

1-800-773-9665
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: JUNE 30, 2008
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Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund SCHEDULE OF INVESTMENTS June 30, 2008 (Unaudited)

SHARES OR PRINCIPAL AMOUNT	VALUE

COMMON STOCKS-0.8% (A)

Entertainment/Media-0.3%

400	Apple, Inc.*	$66,976

Internet Information Providers-0.5%
200	Google Inc.*	105,284

	Total common stocks
	(Cost $40,221)	172,260

SHORT-TERM INVESTMENTS-99.4% (A)

U.S. Treasury Securities-81.7%
$18,500,000	U.S. Treasury Bills, 1.41%,
	due 7/10/08	18,493,479
	Total U.S. treasury securities
	(Cost $18,493,479)	18,493,479

Variable Rate Demand Notes-17.7%
1,100,000	American Family Financial Services, 1.87%	1,100,000
1,804,369	U.S. Bank, N.A., 2.23%	1,804,369
1,100,000	Wisconsin Corporate Central Credit Union, 2.15%	1,100,000
	Total variable rate demand notes
	(Cost $4,004,369)	4,004,369

	Total short-term investments
	(Cost $22,497,848)	22,497,848

	Total investments-100.2%
	(Cost $22,538,069)	22,670,108

	Liabilities, less cash and
	receivables (0.2%) (A)	(47,876)

	TOTAL NET ASSETS-100.0%	$22,622,232

* Non-income producing security.
(A) Percentages for the various classifications relate to net assets.

As of June 30, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$ 132,039
Aggregate gross unrealized depreciation	0
Net unrealized appreciation	$ 132,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Reynolds Funds, Inc.

By (Signature and Title) /s/Frederick L. Reynolds
Frederick L. Reynolds, President

Date 08/18/08

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Frederick L. Reynolds
Frederick L. Reynolds, President

Date 08/18/08

By (Signature and Title)	/s/Frederick L. Reynolds
Frederick L. Reynolds, Treasurer

Date 08/18/08